UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-5586

                      OPPENHEIMER CALIFORNIA MUNICIPAL FUND
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                    Date of reporting period: APRIL 30, 2005
                                              --------------

ITEM 1. SCHEDULE OF INVESTMENTS.



Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                  COUPON       MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--103.1%
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--92.0%
 $      25,000    ABAG Finance Authority for NonProfit Corporations
                  (Channing House)                                               5.500%     02/15/2029     $      25,867
-------------------------------------------------------------------------------------------------------------------------
     1,000,000    ABAG Finance Authority for NonProfit Corporations
                  (Schools of Sacred Heart)                                      6.450      06/01/2030         1,073,790
-------------------------------------------------------------------------------------------------------------------------
        90,000    ABAG Finance Authority for NonProfit Corporations COP          6.000      08/15/2020            92,422
-------------------------------------------------------------------------------------------------------------------------
       450,000    ABAG Finance Authority for NonProfit Corporations COP
                  (American Baptist Homes of the West)                           5.750      10/01/2017           453,236
-------------------------------------------------------------------------------------------------------------------------
       250,000    ABAG Finance Authority for NonProfit Corporations COP
                  (Lytton Gardens)                                               6.000      02/15/2019           266,253
-------------------------------------------------------------------------------------------------------------------------
       440,000    ABAG Finance Authority for NonProfit Corporations COP
                  (O'Connor Woods)                                               6.200      11/01/2029           468,538
-------------------------------------------------------------------------------------------------------------------------
     4,300,000    ABAG Finance Authority for NonProfit Corporations COP
                  (Redwood Senior Homes & Services)                              6.125      11/15/2032         4,581,607
-------------------------------------------------------------------------------------------------------------------------
        55,000    Adelanto Improvement Agency, Series B                          5.500      12/01/2023            55,674
-------------------------------------------------------------------------------------------------------------------------
     5,295,000    Agua Mansa Industrial Growth Association Special Tax           6.500      09/01/2033         5,411,437
-------------------------------------------------------------------------------------------------------------------------
       200,000    Alameda Public Financing Authority                             5.450      09/02/2014           204,924
-------------------------------------------------------------------------------------------------------------------------
     4,000,000    Anaheim Public Financing Authority RITES 1                    10.430 2    12/28/2018         4,853,800
-------------------------------------------------------------------------------------------------------------------------
     2,500,000    Azusa Special Tax Community Facilities District
                  (Mountain Cove)                                                6.000      09/01/2032         2,612,000
-------------------------------------------------------------------------------------------------------------------------
        45,000    Bay Area Governments Association (Windmere Ranch)              6.150      09/02/2029            47,847
-------------------------------------------------------------------------------------------------------------------------
     1,500,000    Beaumont Financing Authority, Series A                         5.750      09/01/2034         1,529,295
-------------------------------------------------------------------------------------------------------------------------
     5,000,000    Beaumont Financing Authority, Series B                         6.000      09/01/2034         5,070,650
-------------------------------------------------------------------------------------------------------------------------
     1,500,000    Beaumont Financing Authority, Series B                         6.000      09/01/2034         1,535,175
-------------------------------------------------------------------------------------------------------------------------
     2,875,000    Beaumont Financing Authority, Series D                         5.800      09/01/2035         2,918,930
-------------------------------------------------------------------------------------------------------------------------
       400,000    Berkeley GO                                                    5.625      09/01/2027           411,168
-------------------------------------------------------------------------------------------------------------------------
        30,000    Blythe Redevel. Agency
                  (Redevel. Project No. 1 Tax Allocation)                        5.650      05/01/2029            30,034
-------------------------------------------------------------------------------------------------------------------------
     1,645,000    CA County Tobacco Securitization Agency (TASC)                 5.750      06/01/2027         1,643,881
-------------------------------------------------------------------------------------------------------------------------
     4,000,000    CA County Tobacco Securitization Agency (TASC)                 5.750      06/01/2029         3,973,960
-------------------------------------------------------------------------------------------------------------------------
     6,230,000    CA County Tobacco Securitization Agency (TASC)                 5.875      06/01/2027         6,254,671
-------------------------------------------------------------------------------------------------------------------------
     9,000,000    CA County Tobacco Securitization Agency (TASC)                 5.875      06/01/2035         8,911,620
-------------------------------------------------------------------------------------------------------------------------
       240,000    CA County Tobacco Securitization Agency (TASC)                 5.875      06/01/2043           237,283
-------------------------------------------------------------------------------------------------------------------------
     1,250,000    CA County Tobacco Securitization Agency (TASC)                 5.875      06/01/2043         1,235,850
-------------------------------------------------------------------------------------------------------------------------
    10,400,000    CA County Tobacco Securitization Agency (TASC)                 6.000      06/01/2035        10,430,264
-------------------------------------------------------------------------------------------------------------------------
    20,900,000    CA County Tobacco Securitization Agency (TASC)                 6.000      06/01/2042        20,904,598
-------------------------------------------------------------------------------------------------------------------------
    10,000,000    CA County Tobacco Securitization Agency (TASC)                 6.125      06/01/2038        10,076,400
-------------------------------------------------------------------------------------------------------------------------
       100,000    CA Department of Veterans Affairs Home Purchase                5.100      12/01/2019           100,072
-------------------------------------------------------------------------------------------------------------------------
        25,000    CA Department of Veterans Affairs Home Purchase                5.200      12/01/2027            25,015
-------------------------------------------------------------------------------------------------------------------------
        65,000    CA Department of Veterans Affairs Home Purchase                5.500      12/01/2019            69,087
-------------------------------------------------------------------------------------------------------------------------
       190,000    CA Educational Facilities Authority
                  (Carnegie Institution of Washington)                           5.600      10/01/2023           192,187
-------------------------------------------------------------------------------------------------------------------------
        10,000    CA Educational Facilities Authority
                  (College and University Financing)                             6.250      06/01/2018            10,016
-------------------------------------------------------------------------------------------------------------------------
        25,000    CA Educational Facilities Authority
                  (Golden Gate University)                                       5.500      10/01/2031            25,661
-------------------------------------------------------------------------------------------------------------------------


1        |    OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                  COUPON       MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $   1,000,000    CA Educational Facilities Authority (Western
                  University Health Sciences)                                    6.000%     10/01/2032     $   1,069,320
-------------------------------------------------------------------------------------------------------------------------
        30,000    CA GO                                                          5.000      10/01/2023            30,879
-------------------------------------------------------------------------------------------------------------------------
       100,000    CA GO                                                          5.150      10/01/2019           100,919
-------------------------------------------------------------------------------------------------------------------------
        25,000    CA GO                                                          5.500      04/01/2019            25,276
-------------------------------------------------------------------------------------------------------------------------
        20,000    CA GO                                                          5.500      03/01/2020            20,401
-------------------------------------------------------------------------------------------------------------------------
         5,000    CA GO                                                          5.500      03/01/2020             5,092
-------------------------------------------------------------------------------------------------------------------------
         5,000    CA GO                                                          5.500      10/01/2022             5,037
-------------------------------------------------------------------------------------------------------------------------
       200,000    CA GO                                                          6.250      10/01/2019           200,056
-------------------------------------------------------------------------------------------------------------------------
     1,070,000    CA Golden State Tobacco Securitization Corp.                   6.250      06/01/2033         1,099,628
-------------------------------------------------------------------------------------------------------------------------
    37,215,000    CA Golden State Tobacco Securitization Corp.                   6.625      06/01/2040        39,086,915
-------------------------------------------------------------------------------------------------------------------------
       830,000    CA Golden State Tobacco Securitization Corp.                   6.750      06/01/2039           881,659
-------------------------------------------------------------------------------------------------------------------------
     1,350,000    CA Golden State Tobacco Securitization Corp.                   7.800      06/01/2042         1,559,507
-------------------------------------------------------------------------------------------------------------------------
     2,000,000    CA Golden State Tobacco Securitization Corp.                   7.900      06/01/2042         2,323,340
-------------------------------------------------------------------------------------------------------------------------
     2,810,000    CA Golden State Tobacco Securitization Corp. (TASC)            7.875      06/01/2042         3,259,741
-------------------------------------------------------------------------------------------------------------------------
       150,000    CA Golden State Tobacco Securitization Corp. (TASC)            7.875      06/01/2042           174,008
-------------------------------------------------------------------------------------------------------------------------
     7,000,000    CA Golden State Tobacco Securitization Corp. RITES 1           9.497 2    06/01/2043         8,373,120
-------------------------------------------------------------------------------------------------------------------------
        10,000    CA Health Facilities Financing Authority
                  (Sisters of Providence)                                        6.400      10/01/2005            10,028
-------------------------------------------------------------------------------------------------------------------------
       460,000    CA Health Facilities Financing Authority
                  (Small Facilities Loan), Series B                              7.400      04/01/2014           470,663
-------------------------------------------------------------------------------------------------------------------------
        25,000    CA HFA (Multifamily Hsg.), Series A                            5.900      02/01/2028            25,823
-------------------------------------------------------------------------------------------------------------------------
       675,000    CA HFA (Single Family Mtg.), Series A-2                        6.450      08/01/2025           680,022
-------------------------------------------------------------------------------------------------------------------------
        30,000    CA HFA, Series A                                               5.600      08/01/2011            30,796
-------------------------------------------------------------------------------------------------------------------------
       110,000    CA HFA, Series B                                               5.650      08/01/2014           111,234
-------------------------------------------------------------------------------------------------------------------------
       300,000    CA HFA, Series B                                               7.125      08/01/2024           312,735
-------------------------------------------------------------------------------------------------------------------------
       520,000    CA HFA, Series B-1                                             5.600      08/01/2017           537,826
-------------------------------------------------------------------------------------------------------------------------
     1,500,000    CA Pollution Control Financing Authority
                  (Browning-Ferris Industries)                                   6.875      11/01/2027         1,522,650
-------------------------------------------------------------------------------------------------------------------------
       975,000    CA Pollution Control Financing Authority
                  (San Diego Gas & Electric Company)                             5.850      06/01/2021           976,433
-------------------------------------------------------------------------------------------------------------------------
       145,000    CA Pollution Control Financing Authority
                  (San Diego Gas & Electric Company)                             5.850      06/01/2021           145,325
-------------------------------------------------------------------------------------------------------------------------
     4,660,000    CA Pollution Control Financing Authority
                  (Southern California Edison Company)                           6.400      12/01/2024         4,742,016
-------------------------------------------------------------------------------------------------------------------------
     1,300,000    CA Pollution Control Financing Authority
                  (Southern California Edison Company)                           6.400      12/01/2024         1,327,300
-------------------------------------------------------------------------------------------------------------------------
       300,000    CA Pollution Control Financing Authority
                  (Southern California Edison Company)                           6.400      12/01/2024           301,182
-------------------------------------------------------------------------------------------------------------------------
     3,000,000    CA Pollution Control Financing Authority (Waste Management)    5.400      04/01/2025         3,115,290
-------------------------------------------------------------------------------------------------------------------------
     3,250,000    CA Public Works (Department of Corrections)                    5.250      01/01/2021         3,300,993
-------------------------------------------------------------------------------------------------------------------------
     2,000,000    CA Public Works (Department of Corrections)                    5.500      01/01/2017         2,075,360
-------------------------------------------------------------------------------------------------------------------------
        10,000    CA Public Works (Department of Corrections)                    5.500      06/01/2019            10,222
-------------------------------------------------------------------------------------------------------------------------
        15,000    CA Public Works (State Universities)                           5.500      12/01/2018            15,133
-------------------------------------------------------------------------------------------------------------------------
        50,000    CA Public Works (State Universities)                           5.500      06/01/2019            50,118
-------------------------------------------------------------------------------------------------------------------------
        50,000    CA Public Works (State Universities)                           5.500      06/01/2021            50,114
-------------------------------------------------------------------------------------------------------------------------
       615,000    CA Public Works (State Universities)                           5.500      06/01/2021           616,396
-------------------------------------------------------------------------------------------------------------------------
       370,000    CA Public Works (State Universities)                           5.500      06/01/2021           370,459
-------------------------------------------------------------------------------------------------------------------------


2        |    OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                  COUPON       MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $     505,000    CA Public Works (Various California Universities Project)      5.500%     06/01/2019     $     512,555
-------------------------------------------------------------------------------------------------------------------------
         5,000    CA Rural Home Mtg. Finance Authority
                  (Single Family Mtg.), Series B                                 7.750      09/01/2026             5,075
-------------------------------------------------------------------------------------------------------------------------
       185,000    CA Rural Home Mtg. Finance Authority
                  (Single Family Mtg.), Series D                                 6.700      05/01/2029           188,323
-------------------------------------------------------------------------------------------------------------------------
     5,400,000    CA Statewide CDA (Berkeley Montessori School)                  7.250      10/01/2033         5,589,324
-------------------------------------------------------------------------------------------------------------------------
       265,000    CA Statewide CDA (CA Odd Fellow Hsg.)                          5.500      10/01/2023           266,283
-------------------------------------------------------------------------------------------------------------------------
       855,000    CA Statewide CDA (Citrus Gardens Apartments)                   6.500      07/01/2032           875,948
-------------------------------------------------------------------------------------------------------------------------
     1,430,000    CA Statewide CDA (Citrus Gardens Apartments)                   9.000      07/01/2032         1,429,828
-------------------------------------------------------------------------------------------------------------------------
     4,500,000    CA Statewide CDA (Daughters of Charity)                        5.250      07/01/2030         4,690,620
-------------------------------------------------------------------------------------------------------------------------
     2,000,000    CA Statewide CDA (East Valley Tourist)                         9.250      10/01/2020         2,211,640
-------------------------------------------------------------------------------------------------------------------------
     7,600,000    CA Statewide CDA (East Valley Tourist)                        11.000      10/01/2020         7,832,940
-------------------------------------------------------------------------------------------------------------------------
     5,000,000    CA Statewide CDA (Fairfield Apartments)                        7.250      01/01/2035         5,077,650
-------------------------------------------------------------------------------------------------------------------------
     5,000,000    CA Statewide CDA (John F. Kennedy University)                  6.750      10/01/2033         5,192,250
-------------------------------------------------------------------------------------------------------------------------
       550,000    CA Statewide CDA (Kaiser Permanente)                           5.300      12/01/2015           577,132
-------------------------------------------------------------------------------------------------------------------------
     2,750,000    CA Statewide CDA (Live Oak School)                             6.750      10/01/2030         2,942,748
-------------------------------------------------------------------------------------------------------------------------
     6,000,000    CA Statewide CDA (Marin Montessori School)                     7.000      10/01/2033         6,110,940
-------------------------------------------------------------------------------------------------------------------------
     1,400,000    CA Statewide CDA (Napa Valley Hospice)                         7.000      01/01/2034         1,427,930
-------------------------------------------------------------------------------------------------------------------------
     1,650,000    CA Statewide CDA (Notre Dame de Namur University)              6.500      10/01/2023         1,701,068
-------------------------------------------------------------------------------------------------------------------------
     1,635,000    CA Statewide CDA (Notre Dame de Namur University)              6.625      10/01/2033         1,684,590
-------------------------------------------------------------------------------------------------------------------------
     1,475,000    CA Statewide CDA (Quail Ridge Apartments)                      6.500      07/01/2032         1,483,422
-------------------------------------------------------------------------------------------------------------------------
     2,110,000    CA Statewide CDA (Quail Ridge Apartments)                      9.000      07/01/2032         2,026,128
-------------------------------------------------------------------------------------------------------------------------
       500,000    CA Statewide CDA (Rio Bravo)                                   6.300      12/01/2018           509,940
-------------------------------------------------------------------------------------------------------------------------
     1,975,000    CA Statewide CDA (Sonoma Country Day School)                   6.000      01/01/2029         1,986,119
-------------------------------------------------------------------------------------------------------------------------
       160,000    CA Statewide CDA (Stonehaven Student Hsg.)                     5.875      07/01/2032           171,187
-------------------------------------------------------------------------------------------------------------------------
       400,000    CA Statewide CDA (Sycamore)                                    6.000      03/20/2038           438,488
-------------------------------------------------------------------------------------------------------------------------
     4,000,000    CA Statewide CDA (Turning Point)                               6.500      11/01/2031         4,181,280
-------------------------------------------------------------------------------------------------------------------------
       450,000    CA Statewide CDA (United Airlines) 3,4                         5.700      10/01/2033           327,969
-------------------------------------------------------------------------------------------------------------------------
     7,800,000    CA Statewide CDA COP (Cedars-Sinai Medical Center) INFLOS 1    7.880 2    11/01/2015         7,906,080
-------------------------------------------------------------------------------------------------------------------------
     7,000,000    CA Statewide CDA COP
                  (Pride Industries/Pride Industries One Obligated Group)        7.250      11/01/2029         7,365,680
-------------------------------------------------------------------------------------------------------------------------
     2,000,000    CA Statewide CDA COP (Windward School)                         6.900      09/01/2023         2,090,100
-------------------------------------------------------------------------------------------------------------------------
     4,500,000    CA Statewide CDA COP INFLOS                                    8.178 2    10/01/2011         5,459,760
-------------------------------------------------------------------------------------------------------------------------
     5,000,000    CA Statewide Financing Authority Tobacco Settlement (TASC)     6.000      05/01/2037         5,007,050
-------------------------------------------------------------------------------------------------------------------------
    11,720,000    CA Statewide Financing Authority Tobacco Settlement (TASC)     6.000      05/01/2043        11,723,282
-------------------------------------------------------------------------------------------------------------------------
    30,000,000    CA Statewide Financing Authority Tobacco Settlement (TASC)     6.000      05/01/2043        30,008,400
-------------------------------------------------------------------------------------------------------------------------
     3,935,000    CA Valley Health System COP                                    6.875      05/15/2023         3,940,470
-------------------------------------------------------------------------------------------------------------------------
        75,000    CA Valley Health System, Series A                              6.500      05/15/2025            77,842
-------------------------------------------------------------------------------------------------------------------------
    10,000,000    CA Veterans GO                                                 4.700      12/01/2017        10,193,700
-------------------------------------------------------------------------------------------------------------------------
     1,500,000    CA Veterans GO, Series B                                       5.450      12/01/2017         1,538,190
-------------------------------------------------------------------------------------------------------------------------
        10,000    CA Veterans GO, Series BH                                      5.500      12/01/2018            10,064
-------------------------------------------------------------------------------------------------------------------------
        75,000    CA Veterans GO, Series BP                                      5.500      12/01/2026            75,045
-------------------------------------------------------------------------------------------------------------------------
       150,000    CA Veterans GO, Series BR                                      5.250      12/01/2026           150,051
-------------------------------------------------------------------------------------------------------------------------
       565,000    CA Veterans GO, Series BT                                      5.000      12/01/2012           573,362
-------------------------------------------------------------------------------------------------------------------------
        25,000    CA Water Resource Devel. GO, Series S                          5.500      04/01/2009            25,054
-------------------------------------------------------------------------------------------------------------------------


3        |    OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                  COUPON       MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $   2,935,000    Calaveras County Special Tax Community Facilities
                  District No. 2                                                 7.000%     09/01/2026     $   3,261,842
-------------------------------------------------------------------------------------------------------------------------
     2,300,000    Campbell Redevel. Agency Tax Allocation                        6.600      10/01/2032         2,495,684
-------------------------------------------------------------------------------------------------------------------------
     1,460,000    Carson Improvement Bond Act                                    7.375      09/02/2022         1,574,026
-------------------------------------------------------------------------------------------------------------------------
     6,000,000    Carson Redevel. Agency                                         6.000      01/01/2035         6,074,160
-------------------------------------------------------------------------------------------------------------------------
       100,000    Central CA Joint Powers Health Financing Authority COP
                  (Community Hospitals of Central CA)                            6.000      02/01/2020           105,250
-------------------------------------------------------------------------------------------------------------------------
     1,200,000    Chino Community Facilities District Special Tax                6.000      09/01/2028         1,250,592
-------------------------------------------------------------------------------------------------------------------------
     1,340,000    Chino Community Facilities District Special Tax                6.000      09/01/2033         1,391,925
-------------------------------------------------------------------------------------------------------------------------
     7,000,000    Chula Vista Redevel. Agency (Bayfront)                         7.625      09/01/2024         7,247,170
-------------------------------------------------------------------------------------------------------------------------
       500,000    Chula Vista Redevel. Agency (Bayfront) 1                       8.250      05/01/2024           532,550
-------------------------------------------------------------------------------------------------------------------------
     1,825,000    Coalinga Regional Medical Center COP                           5.750      09/01/2024         1,868,143
-------------------------------------------------------------------------------------------------------------------------
     3,040,000    Coalinga Regional Medical Center COP                           6.000      09/01/2034         3,060,702
-------------------------------------------------------------------------------------------------------------------------
     2,360,000    Colton Community Facilities District Special Tax               7.500      09/01/2020         2,501,694
-------------------------------------------------------------------------------------------------------------------------
       815,000    Commerce CDC Tax Allocation                                    5.750      08/01/2010           862,409
-------------------------------------------------------------------------------------------------------------------------
     2,800,000    Commerce CDC Tax Allocation                                    6.000      08/01/2021         2,894,500
-------------------------------------------------------------------------------------------------------------------------
     3,075,000    Contra Costa County Special Tax Community Facilities
                  District                                                       5.580      08/01/2016         3,212,268
-------------------------------------------------------------------------------------------------------------------------
     1,500,000    Corona-Norco Unified School District Public Financing
                  Authority                                                      6.125      09/01/2034         1,548,585
-------------------------------------------------------------------------------------------------------------------------
        25,000    Culver City Redevel. Finance Authority                         5.800      11/01/2013            25,482
-------------------------------------------------------------------------------------------------------------------------
     3,335,000    Davis Public Facilities Finance Authority
                  (Mace Ranch Area)                                              6.600      09/01/2025         3,501,550
-------------------------------------------------------------------------------------------------------------------------
     3,280,000    East Palo Alto Redevel. Agency Tax Allocation
                  (University Circle-Gateway)                                    6.625      10/01/2029         3,524,491
-------------------------------------------------------------------------------------------------------------------------
     1,500,000    Eastern CA Municipal Water District
                  (Crown Valley Village)                                         5.625      09/01/2034         1,527,045
-------------------------------------------------------------------------------------------------------------------------
     1,625,000    Folsom Special Tax Community Facilities District No. 10        6.300      09/01/2012         1,740,814
-------------------------------------------------------------------------------------------------------------------------
     8,500,000    Folsom Special Tax Community Facilities District No. 10        6.875      09/01/2019         9,173,370
-------------------------------------------------------------------------------------------------------------------------
        10,000    Fontana Redevel. Agency (Jurupa Hills)                         5.500      10/01/2027            10,419
-------------------------------------------------------------------------------------------------------------------------
     1,675,000    Hawthorne Community Redevel. Agency Special Tax 1              7.200      10/01/2025         1,781,949
-------------------------------------------------------------------------------------------------------------------------
     1,180,000    Hawthorne Community Redevel. Agency Special Tax 1              7.200      10/01/2025         1,255,343
-------------------------------------------------------------------------------------------------------------------------
     3,000,000    Huntington Park Public Financing Authority, Series A           6.200      10/01/2025         3,130,680
-------------------------------------------------------------------------------------------------------------------------
     2,000,000    Indio Improvement Bond Act of 1915
                  Assessment District No. 2003-03                                6.125      09/02/2029         2,025,080
-------------------------------------------------------------------------------------------------------------------------
     2,820,000    Indio Improvement Bond Act of 1915
                  Assessment District No. 2004-3                                 5.500      09/02/2030         2,821,015
-------------------------------------------------------------------------------------------------------------------------
     2,000,000    Indio Public Financing Authority                               6.100      09/02/2029         2,104,740
-------------------------------------------------------------------------------------------------------------------------
     4,250,000    Indio Redevel. Agency Tax, Series B                            6.500      08/15/2034         4,471,893
-------------------------------------------------------------------------------------------------------------------------
     5,000,000    La Verne COP (Bethren Hillcrest Homes)                         5.600      02/15/2033         5,279,000
-------------------------------------------------------------------------------------------------------------------------
     4,500,000    La Verne COP (Bethren Hillcrest Homes)                         6.625      02/15/2025         4,916,385
-------------------------------------------------------------------------------------------------------------------------
     1,750,000    Lake Elsinore Public Financing Authority, Series F             7.100      09/01/2020         1,903,108
-------------------------------------------------------------------------------------------------------------------------
        20,000    Lathrop Improvement Bond (Mossdale Village)                    6.125      09/02/2028            20,620
-------------------------------------------------------------------------------------------------------------------------
     5,000,000    Lathrop Special Tax Community Facilities District No. 03-2     7.000      09/01/2033         5,082,050
-------------------------------------------------------------------------------------------------------------------------
     1,305,000    Lindsay Redevel. Agency                                        5.000      08/01/2025         1,348,287
-------------------------------------------------------------------------------------------------------------------------
     2,290,000    Lindsay Redevel. Agency                                        5.000      08/01/2035         2,345,235
-------------------------------------------------------------------------------------------------------------------------


4        |    OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                  COUPON       MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$       25,000    Loma Linda Collateralized Loan (Redlands)                      7.375%     06/01/2009     $      25,080
-------------------------------------------------------------------------------------------------------------------------
        60,000    Long Beach Harbor                                              5.250      05/15/2025            61,261
-------------------------------------------------------------------------------------------------------------------------
     1,425,000    Los Angeles Community Redevel. Agency
                  (Grand Central Square)                                         5.850      12/01/2026         1,426,097
-------------------------------------------------------------------------------------------------------------------------
       250,000    Los Angeles County Schools Regionalized
                  Business Services Corp.                                        5.125      09/01/2027           250,370
-------------------------------------------------------------------------------------------------------------------------
     2,375,000    Los Angeles Department of Water & Power RITES 1               10.293 2    07/01/2024         2,653,398
-------------------------------------------------------------------------------------------------------------------------
        85,000    Los Angeles Harbor, Series B                                   5.375      11/01/2019            87,978
-------------------------------------------------------------------------------------------------------------------------
        25,000    Los Angeles Regional Airports Improvement Corp.
                  (United Airlines) 1,3,4                                        8.800      11/15/2021            22,299
-------------------------------------------------------------------------------------------------------------------------
     2,500,000    Los Angeles USD ROLs 1                                         8.156 2    07/01/2015         3,130,625
-------------------------------------------------------------------------------------------------------------------------
     2,500,000    Los Angeles USD ROLs 1                                         8.156 2    07/01/2016         3,130,625
-------------------------------------------------------------------------------------------------------------------------
     1,500,000    Los Angeles USD ROLs 1                                         8.156 2    07/01/2017         1,878,375
-------------------------------------------------------------------------------------------------------------------------
        65,000    M-S-R Public Power Agency (San Juan)                           6.000      07/01/2022            66,053
-------------------------------------------------------------------------------------------------------------------------
     4,550,000    M-S-R Public Power Agency (San Juan) ROLs 1                    7.313 2    07/01/2017         4,799,795
-------------------------------------------------------------------------------------------------------------------------
       100,000    Madera County COP (Valley Children's Hospital)                 5.750      03/15/2028           102,931
-------------------------------------------------------------------------------------------------------------------------
        50,000    Marina Community Facilities District Special Tax               6.250      09/01/2023            51,522
-------------------------------------------------------------------------------------------------------------------------
       690,000    Menifee Union School District Special Tax                      5.500      09/01/2034           698,453
-------------------------------------------------------------------------------------------------------------------------
       385,000    Menifee Union School District Special Tax                      5.500      09/01/2034           389,716
-------------------------------------------------------------------------------------------------------------------------
        20,000    Mill Valley Community Facilities Disctict Special Tax
                  (Library Renovation)                                           5.800      08/01/2026            20,011
-------------------------------------------------------------------------------------------------------------------------
       500,000    Modesto Irrigation District COP                                5.300      07/01/2022           500,960
-------------------------------------------------------------------------------------------------------------------------
       875,000    Murrieta Community Facilities District (Murrieta Fields) 5     5.250      09/01/2035           866,416
-------------------------------------------------------------------------------------------------------------------------
       700,000    Murrieta Community Facilities District Special Tax
                  (Bremerton)                                                    5.625      09/01/2034           715,253
-------------------------------------------------------------------------------------------------------------------------
     2,500,000    Murrieta Community Facilities District Special Tax
                  (Murrieta Springs)                                             5.500      09/01/2034         2,511,075
-------------------------------------------------------------------------------------------------------------------------
     1,785,000    Murrieta Valley Unified School District Special Tax            6.000      09/01/2035         1,878,641
-------------------------------------------------------------------------------------------------------------------------
     2,250,000    Norco Special Tax                                              7.000      09/01/2033         2,534,715
-------------------------------------------------------------------------------------------------------------------------
     1,320,000    Norco Special Tax Community Facilities District No. 97-1       7.100      10/01/2030         1,448,093
-------------------------------------------------------------------------------------------------------------------------
     5,505,000    Northern CA Tobacco Securitization Authority (TASC)            5.375      06/01/2041         5,117,393
-------------------------------------------------------------------------------------------------------------------------
        30,000    Oakland GO                                                     6.000      06/15/2017            30,081
-------------------------------------------------------------------------------------------------------------------------
       750,000    Oceanside COP (Oceanside Civic Center)                         5.250      08/01/2019           769,343
-------------------------------------------------------------------------------------------------------------------------
     1,000,000    Orange County Community Facilities District
                  (Ladera Ranch), Series A                                       6.250      08/15/2030         1,086,070
-------------------------------------------------------------------------------------------------------------------------
     2,250,000    Orange County Community Facilities District
                  (Ladera Ranch), Series A                                       6.700      08/15/2029         2,589,300
-------------------------------------------------------------------------------------------------------------------------
        50,000    Palmdale Multifamily Hsg., Series A                            7.375      09/01/2024            50,084
-------------------------------------------------------------------------------------------------------------------------
     2,085,000    Perris Community Facilities District Special Tax
                  (Amber Oaks)                                                   6.000      09/01/2034         2,151,470
-------------------------------------------------------------------------------------------------------------------------
     2,500,000    Perris Community Facilities District Special Tax
                  (Chaparral Ridge)                                              6.250      09/01/2033         2,669,525
-------------------------------------------------------------------------------------------------------------------------
     1,310,000    Perris Community Facilities District Special Tax, Series A     5.750      09/01/2035         1,324,567
-------------------------------------------------------------------------------------------------------------------------
     3,605,000    Perris Community Facilities District Special Tax, Series B     6.000      09/01/2034         3,719,927
-------------------------------------------------------------------------------------------------------------------------
     1,250,000    Perris Public Financing Authority, Series A                    6.250      09/01/2033         1,319,538
-------------------------------------------------------------------------------------------------------------------------


5        |    OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                  COUPON       MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $      95,000    Pittsburg Infrastructure Financing Authority, Series A         5.600%     09/02/2024     $      97,883
-------------------------------------------------------------------------------------------------------------------------
       500,000    Pomona (Single Family Mtg.), Series B                          7.500      08/01/2023           670,260
-------------------------------------------------------------------------------------------------------------------------
     2,500,000    Port Oakland RITES 1                                           8.274 2    11/01/2015         2,913,400
-------------------------------------------------------------------------------------------------------------------------
     2,500,000    Port Oakland RITES 1                                           8.524 2    11/01/2017         2,953,425
-------------------------------------------------------------------------------------------------------------------------
     2,430,000    Port Oakland RITES 1                                          10.264 2    11/01/2022         2,808,788
-------------------------------------------------------------------------------------------------------------------------
     5,025,000    Port Oakland RITES 1                                          10.264 2    11/01/2032         5,489,411
-------------------------------------------------------------------------------------------------------------------------
     2,660,000    Port Oakland RITES 1                                          11.764 2    11/01/2025         3,267,650
-------------------------------------------------------------------------------------------------------------------------
        35,000    Rancho Mirage Redevel. Agency                                  5.500      04/01/2029            35,159
-------------------------------------------------------------------------------------------------------------------------
     1,500,000    Redding Electric COP Linked SAVRS & RIBS                       5.684 6    06/28/2019         1,503,675
-------------------------------------------------------------------------------------------------------------------------
     3,000,000    Redding Electric COP RIBS                                      9.866 2    07/08/2022         4,410,690
-------------------------------------------------------------------------------------------------------------------------
     4,420,000    Riverside County COP (Family Law)                              5.000      11/01/2036         4,616,557
-------------------------------------------------------------------------------------------------------------------------
        15,000    Rosemead Redevel. Agency                                       5.500      10/01/2018            15,068
-------------------------------------------------------------------------------------------------------------------------
     1,500,000    Roseville Woodcreek West Community Facility                    6.500      09/01/2015         1,615,455
-------------------------------------------------------------------------------------------------------------------------
     1,000,000    Roseville Woodcreek West Community Facility                    6.700      09/01/2025         1,064,950
-------------------------------------------------------------------------------------------------------------------------
        10,000    Sacramento County Airport System, Series A                     5.900      07/01/2024            10,496
-------------------------------------------------------------------------------------------------------------------------
        35,000    Sacramento County Airport System, Series B                     5.750      07/01/2024            35,285
-------------------------------------------------------------------------------------------------------------------------
     1,750,000    Sacramento County Sanitation District, Series A                5.875      12/01/2027         1,798,878
-------------------------------------------------------------------------------------------------------------------------
     1,000,000    Sacramento Power Authority (Cogeneration)                      6.000      07/01/2022         1,057,580
-------------------------------------------------------------------------------------------------------------------------
       125,000    San Bernardino County COP (Medical Center Financing)           5.500      08/01/2024           127,750
-------------------------------------------------------------------------------------------------------------------------
       150,000    San Bernardino Joint Powers Financing Authority
                  (Department of Transportation)                                 5.500      12/01/2020           155,234
-------------------------------------------------------------------------------------------------------------------------
     1,850,000    San Bernardino Joint Powers Financing Authority
                  (Tax Allocation) 1                                             6.625      04/01/2026         2,026,657
-------------------------------------------------------------------------------------------------------------------------
     3,750,000    San Diego County COP (Developmental Service Foundation)        5.500      09/01/2027         3,805,050
-------------------------------------------------------------------------------------------------------------------------
       315,000    San Diego Industrial Devel.
                  (San Diego Gas & Electric Company)                             5.900      06/01/2018           317,580
-------------------------------------------------------------------------------------------------------------------------
        50,000    San Diego Industrial Devel.
                  (San Diego Gas & Electric Company)                             5.900      06/01/2018            50,089
-------------------------------------------------------------------------------------------------------------------------
        40,000    San Diego Industrial Devel.
                  (San Diego Gas & Electric Company)                             5.900      09/01/2018            40,312
-------------------------------------------------------------------------------------------------------------------------
       325,000    San Diego Industrial Devel.
                  (San Diego Gas & Electric Company)                             5.900      09/01/2018           328,032
-------------------------------------------------------------------------------------------------------------------------
     2,730,000    San Diego Sewer, Series A                                      5.250      05/15/2020         2,770,104
-------------------------------------------------------------------------------------------------------------------------
     1,880,000    San Diego Unified School District GO RITES 1                  10.352 2    07/01/2027         2,647,303
-------------------------------------------------------------------------------------------------------------------------
     2,445,000    San Diego Unified School District GO RITES 1                  11.356 2    07/01/2023         3,647,598
-------------------------------------------------------------------------------------------------------------------------
        15,000    San Francisco City & County Airports Commission                5.500      05/01/2026            15,446
-------------------------------------------------------------------------------------------------------------------------
        25,000    San Francisco City & County Airports Commission                5.500      05/01/2026            25,743
-------------------------------------------------------------------------------------------------------------------------
        50,000    San Francisco City & County Airports Commission                5.625      05/01/2021            51,597
-------------------------------------------------------------------------------------------------------------------------
     6,490,000    San Jacinto Financing Authority, Tranche A                     6.600      09/01/2033         6,283,553
-------------------------------------------------------------------------------------------------------------------------
     6,345,000    San Jacinto Financing Authority, Tranche B                     6.600      09/01/2033         6,009,413
-------------------------------------------------------------------------------------------------------------------------
     6,530,000    San Jacinto Financing Authority, Tranche C                     6.600      09/01/2033         5,702,518
-------------------------------------------------------------------------------------------------------------------------
        25,000    San Mateo Sewer, Series A                                      5.000      08/01/2025            25,984
-------------------------------------------------------------------------------------------------------------------------
     1,000,000    Santa Ana Financing Authority (Mainplace)                      5.600      09/01/2019         1,106,850
-------------------------------------------------------------------------------------------------------------------------
       300,000    Santa Monica Community College District                        5.750      07/01/2020           307,503
-------------------------------------------------------------------------------------------------------------------------
     3,935,000    Santaluz Special Tax Community Facilities District No. 2       6.375      09/01/2030         4,021,767
-------------------------------------------------------------------------------------------------------------------------


6        |    OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                  COUPON       MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$       25,000    Sonoma County Community Redevel. Agency (Roseland)             7.900%     08/01/2013     $      25,283
-------------------------------------------------------------------------------------------------------------------------
     2,000,000    South Tahoe Joint Powers Financing Authority 5                 5.000      10/01/2035         2,077,220
-------------------------------------------------------------------------------------------------------------------------
       500,000    Southern CA Public Power Authority                             5.000      07/01/2015           500,975
-------------------------------------------------------------------------------------------------------------------------
       185,000    Southern CA Public Power Authority                             5.500      07/01/2020           185,030
-------------------------------------------------------------------------------------------------------------------------
       455,000    Southern CA Public Power Authority                             6.000      07/01/2018           465,952
-------------------------------------------------------------------------------------------------------------------------
       150,000    Southern CA Public Power Authority RIBS                        9.688 2    07/01/2012           153,360
-------------------------------------------------------------------------------------------------------------------------
     1,000,000    Southern CA Tobacco Securitization Authority (TASC)            5.500      06/01/2036           980,240
-------------------------------------------------------------------------------------------------------------------------
     3,000,000    Southern CA Tobacco Securitization Authority (TASC)            6.000      06/01/2043         2,918,880
-------------------------------------------------------------------------------------------------------------------------
     4,500,000    Stockton Community Facilities District
                  (Brookside Estates)                                            6.200      08/01/2015         4,673,565
-------------------------------------------------------------------------------------------------------------------------
       135,000    Stockton Public Financing Authority, Series A                  5.875      09/02/2016           137,284
-------------------------------------------------------------------------------------------------------------------------
     2,250,000    Tejon Ranch Public Facilities Finance Authority Special Tax
                  (Community Facilities District No.1)                           7.200      09/01/2030         2,326,478
-------------------------------------------------------------------------------------------------------------------------
     2,000,000    Temecula Valley Unified School District                        5.500      09/01/2035         2,031,240
-------------------------------------------------------------------------------------------------------------------------
        75,000    Thousand Oaks Redevel. Agency                                  5.000      12/01/2020            75,823
-------------------------------------------------------------------------------------------------------------------------
     1,600,000    Tustin Community Facilities District Special Tax
                  (John Lang Homes)                                              5.500      09/01/2034         1,627,328
-------------------------------------------------------------------------------------------------------------------------
     2,650,000    Upland Community Facilities District Special Tax
                  (San Antonio)                                                  6.100      09/01/2034         2,828,027
-------------------------------------------------------------------------------------------------------------------------
       250,000    Vacaville Public Financing Authority                           5.400      09/01/2022           251,750
-------------------------------------------------------------------------------------------------------------------------
       850,000    Vallejo COP (Marine World Foundation) 1                        7.000      02/01/2017           894,999
-------------------------------------------------------------------------------------------------------------------------
     1,000,000    Vallejo COP (Marine World Foundation)                          7.200      02/01/2026         1,045,540
-------------------------------------------------------------------------------------------------------------------------
       200,000    Vista Community Devel. Commission (Vista Redevel.)             6.000      09/01/2025           205,918
-------------------------------------------------------------------------------------------------------------------------
     4,000,000    Western Hills Water District Special Tax
                  (Diablo Grande Community Facilities)                           6.125      09/01/2031         4,109,760
-------------------------------------------------------------------------------------------------------------------------
        15,000    Yucaipa Redevel. Agency (Eldorado Palms Mobile Home)           6.000      05/01/2030            15,022
                                                                                                           --------------
                                                                                                             569,639,198

U.S. POSSESSIONS--11.1%
     2,245,000    Puerto Rico HBFA                                               6.250      04/01/2029         2,307,097
-------------------------------------------------------------------------------------------------------------------------
     5,510,000    Puerto Rico ITEMECF (Congeneration Facilities)                 6.625      06/01/2026         5,986,670
-------------------------------------------------------------------------------------------------------------------------
     2,760,000    Puerto Rico ITEMECF (Mennonite General Hospital)               6.500      07/01/2012         2,779,265
-------------------------------------------------------------------------------------------------------------------------
    21,195,000    Puerto Rico Port Authority (American Airlines), Series A       6.250      06/01/2026        15,652,508
-------------------------------------------------------------------------------------------------------------------------
     1,205,000    Puerto Rico Port Authority (American Airlines), Series A       6.300      06/01/2023           915,173
-------------------------------------------------------------------------------------------------------------------------
    27,000,000    V.I. Public Finance Authority (Hovensa Coker)                  6.500      07/01/2021        30,674,970
-------------------------------------------------------------------------------------------------------------------------
     4,515,000    V.I. Public Finance Authority, Series A                        6.375      10/01/2019         5,148,680
-------------------------------------------------------------------------------------------------------------------------
     5,150,000    V.I. Public Finance Authority, Series E                        6.000      10/01/2022         5,272,673
                                                                                                           --------------
                                                                                                              68,737,036
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $599,310,229)--103.1%                                                      638,376,234
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(3.1)                                                                 (19,388,831)
                                                                                                           --------------
NET ASSETS--100.0%                                                                                         $ 618,987,403
                                                                                                           ==============


7        |    OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of April 30, 2005 was $66,967,190, which represents 10.82% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.

3. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

4.    Non-income producing security.

5. When-issued security or forward commitment to be delivered and settled after April 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

6. Represents the current interest rate for a variable or increasing rate security.

-------------------------------------------------------------------------
SUMMARY OF RATINGS    April 30, 2005
-------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                 PERCENT
--------------------------------------------------------------------------------
AAA                                                                        12.9%
AA                                                                          3.2
A                                                                           4.8
BBB                                                                        57.6
BB                                                                          0.3
B                                                                           0.6
CCC                                                                         2.6
Not Rated                                                                  18.0
                                                                      ----------
TOTAL                                                                     100.0%
                                                                      ==========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:
ABAG          Association of Bay Area Governments
CDA           Communities Development Authority
CDC           Community Development Corp.
COP           Certificates of Participation
GO            General Obligation
HBFA          Housing Bank and Finance Agency
HFA           Housing Finance Agency/Authority
INFLOS        Inverse Floating Rate Securities
ITEMECF       Industrial, Tourist, Educational, Medical and Environmental
              Community Facilities
RIBS          Residual Interest Bonds
RITES         Residual Interest Tax Exempt Security
ROLs          Residual Option Longs
SAVRS         Select Auction Variable Rate Securities
TASC          Tobacco Settlement Asset-Backed Bonds
USD           Unified School District
V.I.          United States Virgin Islands


8        |    OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS      APRIL 30, 2005
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                        VALUE   PERCENT
--------------------------------------------------------------------------------
Tobacco                                                  $167,808,570      26.3%
Special Tax                                               125,005,352      19.6
Special Assessment                                         57,798,955       9.1
Pollution Control                                          42,659,841       6.7
Municipal Leases                                           28,827,129       4.5
General Obligation                                         27,898,827       4.4
Hospital/Health Care                                       27,529,348       4.3
Education                                                  24,369,109       3.8
Marine/Aviation Facilities                                 17,720,480       2.8
Airlines                                                   16,917,949       2.7
Adult Living Facilities                                    15,230,228       2.4
Electric Utilities                                         14,890,014       2.3
Multifamily Housing                                        14,426,626       2.3
Hotels, Restaurants & Leisure                              11,090,120       1.7
Sales Tax Revenue                                          10,421,353       1.6
Higher Education                                           10,403,896       1.6
Not-for-Profit Organization                                 7,834,218       1.2
Resource Recovery                                           4,799,795       0.8
Single Family Housing                                       4,639,757       0.7
Sewer Utilities                                             4,594,966       0.7
Water Utilities                                             2,678,452       0.4
Gas Utilities                                                 831,249       0.1
                                                      --------------------------
Total                                                    $638,376,234     100.0%
                                                      ==========================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities             $599,310,229
                                           =============

Gross unrealized appreciation              $ 39,455,831
Gross unrealized depreciation                  (389,826)
                                           -------------
Net unrealized appreciation                $ 39,066,005
                                           =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in


9        |    OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of April 30, 2005, the Fund had purchased $2,867,710 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $70,477,203 as of April 30, 2005. Including the effect of leverage, inverse floaters represent 17.72% of the Fund's total assets as of April 30, 2005.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2005, securities with an aggregate market value of $350,268, representing 0.06% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES. As of April 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


10       |    OPPENHEIMER CALIFORNIA MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Oppenheimer California Municipal Fund



 By:     /S/ JOHN V. MURPHY
         ----------------------------

         John V. Murphy

         Principal Executive Officer

 Date:   June 15, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By:     /S/ JOHN V. MURPHY
        ---------------------------

        John V. Murphy

        Principal Executive Officer

Date:   June 15, 2005





By:     /S/ BRIAN W. WIXTED
        ---------------------------

        Brian W. Wixted

        Chief Financial Officer

Date:   June 15, 2005